IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions		Apr. 30, 2025		Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024		Jan. 31, 2024	Oct. 31, 2023
Assets
Cash and non-interest-bearing deposits with banks		$ 14,011	[1]	$ 13,530	$ 8,565	$ 10,299	[1]	$ 8,910	$ 20,816
Interest-bearing deposits with banks		35,575			39,499
Securities		269,841			254,345
Cash collateral on securities borrowed		18,945			17,028
Securities purchased under resale agreements		91,261			83,721
Loans
Residential mortgages		283,437			280,672
Personal		46,856			46,681
Credit card		20,784			20,551
Business and government	[2]	224,753			214,305
Allowance for credit losses		(4,191)		$ (4,104)	(3,917)	(3,898)
Derivative instruments		38,490			36,435
Other assets		50,381
Total assets		1,090,143			1,041,985
Liabilities
Deposits		784,627			764,857
Obligations related to securities sold short		20,093			21,642
Cash collateral on securities lent		6,715			7,997
Obligations related to securities sold under repurchase agreements		133,279			110,153
Derivative instruments		43,945			40,654
Other liabilities		30,764
Subordinated indebtedness		8,774			7,465
Equity		61,946			59,007	$ 55,656
Total liabilities and equities		1,090,143			1,041,985
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks		14,011
Interest-bearing deposits with banks		35,575
Securities		7,129
Cash collateral on securities borrowed		18,945
Securities purchased under resale agreements		49,354
Loans
Residential mortgages		5,290
Personal		969
Credit card		436
Business and government		4,718
Derivative instruments		2,717
Total assets		139,144			130,008
Liabilities
Deposits		44,568
Obligations related to securities sold short		20,093
Cash collateral on securities lent		6,715
Obligations related to securities sold under repurchase agreements		122,041
Derivative instruments		7,844
Other liabilities		34
Total liabilities and equities		201,295			188,502
Later than one months and not later than three months [member]
Assets
Securities		17,567
Securities purchased under resale agreements		19,259
Loans
Residential mortgages		11,046
Personal		581
Credit card		873
Business and government		6,334
Derivative instruments		6,622
Total assets		62,282			45,680
Liabilities
Deposits		42,098
Obligations related to securities sold under repurchase agreements		8,279
Derivative instruments		6,240
Other liabilities		47
Total liabilities and equities		56,664			48,833
3 - 6 months [member]
Assets
Securities		9,998
Securities purchased under resale agreements		14,810
Loans
Residential mortgages		21,240
Personal		1,011
Credit card		1,309
Business and government		13,523
Derivative instruments		3,068
Total assets		64,959			57,993
Liabilities
Deposits		60,055
Obligations related to securities sold under repurchase agreements		660
Derivative instruments		2,489
Other liabilities		68
Total liabilities and equities		63,272			75,616
6 - 9 months [Member]
Assets
Securities		11,089
Securities purchased under resale agreements		4,136
Loans
Residential mortgages		15,842
Personal		635
Credit card		1,309
Business and government		15,393
Derivative instruments		4,022
Total assets		52,426			52,094
Liabilities
Deposits		48,992
Obligations related to securities sold under repurchase agreements		678
Derivative instruments		3,867
Other liabilities		69
Total liabilities and equities		53,606			49,168
9 - 12 months [Member]
Assets
Securities		9,531
Securities purchased under resale agreements		2,474
Loans
Residential mortgages		27,887
Personal		971
Credit card		1,309
Business and government		14,378
Derivative instruments		2,458
Total assets		59,008			61,184
Liabilities
Deposits		52,330
Derivative instruments		2,356
Other liabilities		69
Total liabilities and equities		54,755			46,158
1 - 2 years [member]
Assets
Securities		29,605
Securities purchased under resale agreements		1,221
Loans
Residential mortgages		90,285
Personal		665
Credit card		5,238
Business and government		57,116
Derivative instruments		5,815
Total assets		189,945			186,218
Liabilities
Deposits		51,068
Obligations related to securities sold under repurchase agreements		620
Derivative instruments		6,581
Other liabilities		264
Total liabilities and equities		58,533			55,388
2 - 5 years [member]
Assets
Securities		63,991
Securities purchased under resale agreements		7
Loans
Residential mortgages		101,839
Personal		4,745
Credit card		10,310
Business and government		78,410
Derivative instruments		7,721
Total assets		267,023			260,975
Liabilities
Deposits		65,194
Obligations related to securities sold under repurchase agreements		1,001
Derivative instruments		4,723
Other liabilities		587
Subordinated indebtedness		34
Total liabilities and equities		71,539			73,705
Over 5 years [member]
Assets
Securities		52,208
Loans
Residential mortgages		10,008
Personal		5,134
Business and government		22,092
Derivative instruments		6,067
Total assets		95,509			101,546
Liabilities
Deposits		24,072
Derivative instruments		9,839
Other liabilities		810
Subordinated indebtedness		8,740
Total liabilities and equities		43,461			39,445
No specific maturity [member]
Assets
Securities		68,723
Loans
Personal		32,145
Business and government		12,789
Allowance for credit losses		(4,191)
Other assets		50,381
Total assets		159,847			146,287
Liabilities
Deposits		396,250
Derivative instruments		6
Other liabilities		28,816
Equity		61,946
Total liabilities and equities		$ 487,018			$ 465,170

[1]	Includes restricted cash of $462 million (April 30, 2024: $522 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.